SHARE CAPITAL - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Issued capital [abstract]
Beginning balance (in shares)	33,806,422	28,556,422	27,291,543
Issue of ordinary shares (in shares)	2,663,919		1,264,879
Ending balance (in shares)	36,470,341	33,806,422	28,556,422
Share Capital Value [Abstract]
Beginning balance	$ 0	$ 64	$ 61
Transfer to capital reserve upon change of par value		(64)
Issue of ordinary shares			3
Ending balance	$ 0	$ 0	$ 64